NOTE 10 - PENSION PLANS (Detail) - Schedule of Allocation of Plan Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Equities:
Plan assets, fair value (in Dollars)	$ 4,472	$ 4,100	$ 4,530
Plan assets, target allocations	100.00%	100.00%
Equity Funds [Member] | U.S. large cap [Member]
Equities:
Plan assets, fair value (in Dollars)	2,217	2,077
Plan assets, target allocations	46.00%	46.00%
Equity Funds [Member] | U.S. mid cap [Member]
Equities:
Plan assets, fair value (in Dollars)	467	444
Plan assets, target allocations	7.00%	7.00%
Equity Funds [Member] | U.S. small cap [Member]
Equities:
Plan assets, fair value (in Dollars)	207	189
Plan assets, target allocations	4.00%	4.00%
Equity Funds [Member] | International developed [Member]
Equities:
Plan assets, fair value (in Dollars)	395	345
Plan assets, target allocations	13.00%	13.00%
Equity Funds [Member] | Emerging markets [Member]
Equities:
Plan assets, fair value (in Dollars)	288	253
Plan assets, target allocations	5.00%	5.00%
Equity Funds [Member]
Equities:
Plan assets, fair value (in Dollars)	3,574	3,308
Plan assets, target allocations	75.00%	75.00%
Fixed Income Funds [Member] | Investment grade taxable [Member]
Equities:
Plan assets, fair value (in Dollars)	336	285
Plan assets, target allocations	13.00%	13.00%
Fixed Income Funds [Member] | International developed bonds [Member]
Equities:
Plan assets, fair value (in Dollars)	18	18
Plan assets, target allocations	1.00%	1.00%
Fixed Income Funds [Member] | Global high yield taxable [Member]
Equities:
Plan assets, fair value (in Dollars)	61	58
Plan assets, target allocations	2.00%	2.00%
Fixed Income Funds [Member]
Equities:
Plan assets, fair value (in Dollars)	415	361
Plan assets, target allocations	16.00%	16.00%
Real Estate [Member]
Equities:
Plan assets, fair value (in Dollars)	156	127
Plan assets, target allocations	6.00%	6.00%
Commodity Contract [Member]
Equities:
Plan assets, fair value (in Dollars)	166	191
Plan assets, target allocations	3.00%	3.00%
Cash [Member]
Equities:
Plan assets, fair value (in Dollars)	$ 161	$ 113
Plan assets, target allocations	0.00%	0.00%